Classification of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Classification of Each Class of Financial Assets and their Carrying Values

The accounting classification of each class of the Group’s financial assets and their carrying values, is as follows:

		2017					2016
		Fair value			Amortised cost		Fair value			Amortised cost
All figures in £ millions	Notes	Available for sale	Derivatives held for trading	Derivatives in hedge relationship	Loans and receivables	Total carrying value	Available for sale	Derivatives held for trading	Derivatives in hedge relationship	Loans and receivables	Total carrying value
Investments in unlisted securities	15	77	—	—	—	77	65	—	—	—	65
Cash and cash equivalents	17	—	—	—	518	518	—	—	—	1,459	1,459
Cash and cash equivalents – within assets classified as held for sale	32	—	—	—	127	127	—	—	—	—	—
Marketable securities		8	—	—	—	8	10	—	—	—	10
Derivative financial instruments	16	—	3	137	—	140	—	3	168	—	171
Trade receivables	22	—	—	—	760	760	—	—	—	982	982
Trade receivables – within assets classified as held for sale		—	—	—	22	22	—	—	—	—	—

Total financial assets		85	3	137	1,427	1,652	75	3	168	2,441	2,687

Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values

The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2017					2016
		Fair value		Amortised cost			Fair value		Amortised cost
All figures in £ millions	Notes	Derivatives held for trading	Derivatives in hedge relationship	Other liabilities	Total carrying value	Total market value	Derivatives held for trading	Derivatives in hedge relationship	Other liabilities	Total carrying value	Total market value
Derivative financial liabilities	16	—	(140)	—	(140)	(140)	(7)	(257)	—	(264)	(264)
Trade payables	24	—	—	(265)	(265)	(265)	—	—	(333)	(333)	(333)
Trade payables – within liabilities classified as held for sale		—	—	(20)	(20)	(20)	—	—	—	—	—
Liability to purchase own shares	24	—	—	(151)	(151)	(151)	—	—	—	—	—
Bank loans and overdrafts	18	—	—	(15)	(15)	(15)	—	—	(39)	(39)	(39)
Other borrowings due within one year	18	—	—	(4)	(4)	(4)	—	—	(5)	(5)	(5)
Borrowings due after more than one year	18	—	—	(1,066)	(1,066)	(1,070)	—	—	(2,424)	(2,424)	(2,385)

Total financial liabilities		—	(140)	(1,521)	(1,661)	(1,665)	(7)	(257)	(2,801)	(3,065)	(3,026)

Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements

The following table analyses the movements in level 3 fair value remeasurements:

	2017	2016
All figures in £ millions	Investments in unlisted securities	Investments in unlisted securities
At beginning of year	65	143
Exchange differences	(4)	8
Acquisition of investments	3	6
Fair value movements	13	—
Disposal of investments	—	(92)

At end of year	77	65